Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Provision of Income Taxes

Provision for income taxes consisted of the following:

	Year ended Dec 31, 2024	Year ended Dec 31, 2023
	(Audited)	(Audited)
Current:
- BVI	$-	$-
- Malaysia	$-	$12,409

Deferred:
- BVI	$-	$-
- Malaysia	$-	$-
	$-	$12,409

Schedule of Loss Before Income Taxes

A summary of loss before income taxes was comprised of the following:

	Year ended Dec 31, 2024	Year ended Dec 31, 2023
	(Audited)	(Audited)
Tax jurisdictions from:
- BVI	$(157,680)	$(366,738)
- Malaysia	$(986,990)	$(1,307,754)
Loss before income taxes	$(1,144,670)	$(1,674,492)

Schedule of Reconciliation of Statutory Income Tax Rate

The following table summarizes a reconciliation of the Company’s statutory income tax rate to the Company’s effective tax rate as a percentage of income from continuing operations before taxes:

	Year ended Dec 31, 2024	Year ended Dec 31, 2023
	(Audited)	(Audited)
Statutory tax rate	(24.0)%	(24.0)%
Impairment of goodwill, intangible assets, and investments	-%	-%
Change in income tax valuation allowance	24.0%	24.0%
Effective tax rate	0.0%	0.0%